BUSINESS ACQUISITION IN STAGES (Details Narrative)			1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 03, 2023 USD ($) a shares	Jan. 01, 2023 USD ($)	May 31, 2021 USD ($) a shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Investment principal amount	$ 2,680,000						$ 0
Rancho Costa Verde Development, LLC [Member]
Business Acquisition [Line Items]
Acquire percentage	75.00%		25.00%
Consideration transferred	$ 13,374,972	$ 13,500,000	$ 2,680,000
Promissory note consideration	8,900,000
Shares consideration | shares			3,000,000
Shares consideration, fair value	1,800,000
Common stock warrant conisderation	$ 2,674,972
Land in acres | a			1,100
Rancho Costa Verde Development, LLC [Member] | International Real Estate Development LLC [Member]
Business Acquisition [Line Items]
Debt instrument, face amount		8,900,000
Debt instrument periodic payment		$ 2,225,000		$ 2,225,000
Debt instrument, interest rate, effective percentage		12.00%
Interest expense, operating and nonoperating				$ 111,250		$ 445,000
Debt Instrument, Maturity Date		Sep. 30, 2024
IRED [Member]
Business Acquisition [Line Items]
Acquire percentage	75.00%
Securities Purchase Agreement [Member] | Rancho Costa Verde Development, LLC [Member]
Business Acquisition [Line Items]
Acquire percentage	25.00%
Securities Purchase Agreement [Member] | Rancho Costa Verde Development, LLC [Member] | International Real Estate Development LLC [Member]
Business Acquisition [Line Items]
Acquire percentage	75.00%
Consideration transferred	$ 13,400,000
Promissory note consideration	$ 8,900,000
Shares consideration | shares	20,000,000
Shares consideration, fair value	$ 1,800,000
Common stock warrant conisderation	33,000,000					33,000,000
Common stock warrant conisderation, value	2,700,000
Debt instrument, face amount	8,900,000
Debt instrument periodic payment	$ 2,225,000
Convertible note, percentage	5.00%
Debt instrument, interest rate, effective percentage	12.00%
Conversion rate	10.00%
Interest expense, operating and nonoperating					$ 445,000	$ 445,000
Land in acres | a	1,100
Debt Instrument, Maturity Date	Mar. 31, 2024